Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GeoVax Labs, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		20,499,944
Entity Public Float			$ 10,176,944
Amendment Flag	false
Entity Central Index Key	0000832489
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,035,925	$ 1,167,980
Grant funds receivable	266,248	183,515
Prepaid expenses and other current assets	42,301	66,508
Total current assets	1,344,474	1,418,003
Property and equipment, net of accumulated depreciation and amortization	102,486	176,206
Other assets:
Licenses, net of accumulated amortization of $228,856 and $208,933 at December 31, 2012 and 2011 respectively	20,000	39,923
Deposits and other assets	11,010	11,010
Total other assets	31,010	50,933
Total assets	1,477,970	1,645,142
Current liabilities:
Accounts payable	163,788	138,339
Accrued expenses	33,877	125,869
Amounts payable to Emory University (a related party)	129,370	677,327
Total current liabilities	327,035	941,535
Commitments (Note 4)
Stockholders’ equity:
Preferred stock, $.01 par value, 10,000,000 shares authorized; Series A Convertible Preferred Stock, $1,000 stated value; 788 and -0- shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	312,196
Common stock, $.001 par value, 40,000,000 shares authorized; 18,733,277 and 16,442,611 shares issued and outstanding at December 31, 2012 and 2011, respectively	18,733	16,443
Additional paid-in capital	25,587,148	23,319,166
Deficit accumulated during the development stage	(24,767,142)	(22,632,002)
Total stockholders’ equity	1,150,935	703,607
Total liabilities and stockholders’ equity	$ 1,477,970	$ 1,645,142

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Licenses, accumulated amortization (in Dollars)	$ 228,856	$ 208,933
Prеfеrrеd stock, par valuе (in Dollars per share)	$ 0.01	$ 0.01
Prеfеrrеd stock, sharеs authorizеd	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	18,733,277	16,442,611
Common stock, shares outstanding	18,733,277	16,442,611
Series A Convertible Preferred Stock [Member]
Prеfеrrеd stock, sharеs authorizеd	2,200
Prеfеrrеd stock, statеd valuе (in Dollars per share)	$ 1,000	$ 0
Prеfеrrеd stock, sharеs issuеd	788	0
Prеfеrrеd stock, sharеs outstanding	788	0

Consolidated Statements of Operations (USD $)	12 Months Ended			138 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Grant revenue	$ 2,657,327	$ 4,899,885	$ 5,185,257	$ 22,969,019
Operating expenses:
Research and development	3,043,522	4,276,375	4,793,956	28,674,198
General and administrative	1,752,765	2,972,555	3,162,134	19,400,424
	4,796,287	7,248,930	7,956,090	48,074,622
Loss from operations	(2,138,960)	(2,349,045)	(2,770,833)	(25,105,603)
Other income (expense):
Interest income	3,820	2,219	23,505	344,130
Interest expense				(5,669)
	3,820	2,219	23,505	338,461
Net loss	$ (2,135,140)	$ (2,346,826)	$ (2,747,328)	$ (24,767,142)
Basic and diluted:
Loss per common share (in Dollars per share)	$ (0.12)	$ (0.15)	$ (0.18)	$ (2.09)
Weighted average shares outstanding (in Shares)	18,315,669	15,735,541	15,651,308	11,871,955

Consolidated Statements of Stockholders' Equity (Deficiency) (USD $)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balance at Jun. 26, 2001
Capital contribution at inception (June 27, 2001)			$ 10			$ 10
Net loss					(170,592)	(170,592)
Balance at Dec. 31, 2001			10		(170,592)	(170,582)
Net loss					(618,137)	(618,137)
Issuance of common stock		2,790	(2,320)			470
Issuance of common stock (in Shares)		2,789,954
Issuance of common stock for technology license		705	148,151			148,856
Issuance of common stock for technology license (in Shares)		704,534
Balance at Dec. 31, 2002		3,495	145,841		(788,729)	(639,393)
Balance (in Shares) at Dec. 31, 2002		3,494,488
Net loss					(947,804)	(947,804)
Issuance of common stock		1,229	2,458,380			2,459,609
Issuance of common stock (in Shares)		1,229,278
Balance at Dec. 31, 2003		4,724	2,604,221		(1,736,533)	872,412
Balance (in Shares) at Dec. 31, 2003		4,723,766
Net loss					(2,351,828)	(2,351,828)
Issuance of common stock		1,483	2,988,436	(2,750,000)		239,919
Issuance of common stock (in Shares)		1,482,605
Cash payments received on stock subscription receivable				750,000		750,000
Issuance of common stock for technology license		49	99,951			100,000
Issuance of common stock for technology license (in Shares)		49,420
Balance at Dec. 31, 2004		6,256	5,692,608	(2,000,000)	(4,088,361)	(389,497)
Balance (in Shares) at Dec. 31, 2004		6,255,791
Net loss					(1,611,086)	(1,611,086)
Cash payments received on stock subscription receivable				1,500,000		1,500,000
Balance at Dec. 31, 2005		6,256	5,692,608	(500,000)	(5,699,447)	(500,583)
Balance (in Shares) at Dec. 31, 2005		6,255,791
Net loss					(584,166)	(584,166)
Cash payments received on stock subscription receivable				500,000		500,000
Conversion of preferred stock to common stock		3,551	1,071,565			1,075,116
Conversion of preferred stock to common stock (in Shares)		3,550,851
Common stock issued in connection with merger		4,360	1,708,489			1,712,849
Common stock issued in connection with merger (in Shares)		4,359,891
Issuance of common stock upon option and warrant exercise		57	(57)
Issuance of common stock upon option and warrant exercise (in Shares)		56,825
Balance at Dec. 31, 2006		14,224	8,472,605		(6,283,613)	2,203,216
Balance (in Shares) at Dec. 31, 2006		14,223,358
Net loss					(4,241,796)	(4,241,796)
Issuance of common stock		407	3,162,543			3,162,950
Issuance of common stock (in Shares)		406,729
Issuance of common stock upon option and warrant exercise		2	4,998			5,000
Issuance of common stock upon option and warrant exercise (in Shares)		2,471
Stock-based compensation expense			1,518,496			1,518,496
Balance at Dec. 31, 2007		14,633	13,158,642		(10,525,409)	2,647,866
Balance (in Shares) at Dec. 31, 2007		14,632,558
Net loss					(3,728,187)	(3,728,187)
Issuance of common stock		306	1,770,785			1,771,091
Issuance of common stock (in Shares)		306,419
Issuance of common stock for services		10	73,990			74,000
Issuance of common stock for services (in Shares)		10,000
Stock-based compensation expense			1,945,049			1,945,049
Balance at Dec. 31, 2008		14,949	16,948,466		(14,253,596)	2,709,819
Balance (in Shares) at Dec. 31, 2008		14,948,977
Net loss					(3,284,252)	(3,284,252)
Issuance of common stock		216	1,519,784			1,520,000
Issuance of common stock (in Shares)		216,261
Issuance of common stock for services		5	31,495			31,500
Issuance of common stock for services (in Shares)		4,500
Issuance of common stock upon option and warrant exercise		463	1,499,537			1,500,000
Issuance of common stock upon option and warrant exercise (in Shares)		462,826
Stock-based compensation expense			1,267,165			1,267,165
Balance at Dec. 31, 2009		15,633	21,266,447		(17,537,848)	3,744,232
Balance (in Shares) at Dec. 31, 2009		15,632,564
Net loss					(2,747,328)	(2,747,328)
Issuance of common stock		12	89,988			90,000
Issuance of common stock (in Shares)		12,000
Issuance of common stock for services		10	53,803			53,813
Issuance of common stock for services (in Shares)		10,500				10,500
Stock-based compensation expense			696,719			696,719
Fractional share cash payout upon reverse split			(1,210)			(1,210)
Fractional share cash payout upon reverse split (in Shares)		(218)
Balance at Dec. 31, 2010		15,655	22,105,747		(20,285,176)	1,836,226
Balance (in Shares) at Dec. 31, 2010		15,654,846
Net loss					(2,346,826)	(2,346,826)
Issuance of common stock		659	440,551			441,210
Issuance of common stock (in Shares)		658,520
Issuance of common stock for services		129	149,871			150,000
Issuance of common stock for services (in Shares)		129,245				129,245
Cash payments received on stock subscription receivable						404,410
Stock-based compensation expense			622,997			622,997
Balance at Dec. 31, 2011		16,443	23,319,166		(22,632,002)	703,607
Balance (in Shares) at Dec. 31, 2011		16,442,611
Net loss					(2,135,140)	(2,135,140)
Issuance of common stock		408	272,952			273,360
Issuance of common stock (in Shares)		407,999
Sale of convertible preferred stock and warrants for cash	871,614		1,127,418			1,999,032
Sale of convertible preferred stock and warrants for cash (in Shares)	2,200
Issuance of common stock for services (in Shares)						0
Cash payments received on stock subscription receivable						310,160
Conversion of preferred stock to common stock	(559,418)	1,882	557,536
Conversion of preferred stock to common stock (in Shares)	(1,412)	1,882,667
Issuance of common stock upon option and warrant exercise (in Shares)						0
Stock-based compensation expense			310,076			310,076
Balance at Dec. 31, 2012	$ 312,196	$ 18,733	$ 25,587,148		$ (24,767,142)	$ 1,150,935
Balance (in Shares) at Dec. 31, 2012	788	18,733,277

Consolidated Statements of Cash Flows (USD $)	12 Months Ended						138 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,135,140)		$ (2,346,826)		$ (2,747,328)		$ (24,767,142)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	93,643		109,017		119,773		659,280
Accretion of preferred stock redemption value							346,673
Stock-based compensation expense, including common stock issued for services	310,076		772,997		750,532		6,669,815
Changes in assets and liabilities:
Grant funds receivable	(82,733)		290,760		(153,954)		(266,248)
Prepaid expenses and other current assets	(12,593)		19,122		(4,215)		(42,301)
Deferred offering costs			430,402		(430,402)
Deposits			980		(11,010)		(11,010)
Accounts payable and accrued expenses	(614,500)		419,927		39,033		415,825
Total adjustments	(306,107)		2,043,205		309,757		7,772,034
Net cash used in operating activities	(2,441,247)		(303,621)		(2,437,571)		(16,995,108)
Cash flows from investing activities:
Purchase of property and equipment			(11,896)		(4,706)		(538,490)
Proceeds from sale of property and equipment					5,580		5,580
Net cash provided (used) by investing activities			(11,896)		874		(532,910)
Cash flows from financing activities:
Proceeds from sale of common stock	310,160		404,410				15,836,468
Proceeds from sale of preferred stock	1,999,032						2,727,475
Net cash provided by financing activities	2,309,192	[1]	404,410	[1]		[1]	18,563,943 [1]
Net increase (decrease) in cash and cash equivalents	(132,055)		88,893		(2,436,697)		1,035,925
Cash and cash equivalents at beginning of period	1,167,980		1,079,087		3,515,784
Cash and cash equivalents at end of period	1,035,925		1,167,980		1,079,087		1,035,925
Supplemental disclosure of cash flow information Interest paid							$ 5,669

[1]	Supplemental disclosure of non-cash investing and financing activities: In connection with the Merger discussed in Note 5, all of the then outstanding shares of the Company's mandatory redeemable convertible preferred stock were converted into shares of common stock as of September 28, 2006. As discussed in Note 6, during 2012, an aggregate of 1,412 shares of the Company's outstanding Series A Convertible Preferred Stock were converted into 1,882,667 shares of common stock.

Note 1 - Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Operations [Text Block]
1.           Nature of Business

GeoVax Labs, Inc. (“GeoVax” or the “Company”), is a biotechnology company developing vaccines that prevent and fight Human Immunodeficiency Virus (“HIV”) infections.  HIV infections result in Acquired Immunodeficiency Syndrome (“AIDS”).  We have exclusively licensed from Emory University (“Emory”) vaccine technology which was developed in collaboration with the National Institutes of Health (“NIH”) and the Centers for Disease Control and Prevention (“CDC”).  GeoVax is incorporated under the laws of the State of Delaware and our principal offices are located in Smyrna, Georgia (metropolitan Atlanta area).

Our most advanced vaccines under development address the clade B subtype of the HIV virus that is most prevalent in the United States and the developed world.  Our vaccines are being evaluated to determine their potential to (a) prevent HIV infection and (b) to serve as a therapy for individuals who are already infected with HIV.  These vaccines are currently being evaluated in humans -- both in those infected with HIV and those who are not.

As discussed in Note 2, the Company is a development-stage enterprise and we are devoting substantially all of our present efforts to research and development.  We have funded our activities to date from government grants and clinical trial assistance, and from sales of our equity securities. We will continue to require substantial funds to continue these activities.  We anticipate that our existing cash resources, combined with the proceeds from the NIH grant discussed in Note 3 and the financing events discussed in Note 11, should be sufficient to fund our operations into the first quarter of 2014.  In order to meet our operating cash flow requirements, we intend to conduct additional offerings of our equity securities or convertible debt instruments. We are also seeking additional funding for our research programs through government grant funding mechanisms.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.           Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

Our primary business is conducted by our wholly-owned subsidiary, GeoVax, Inc. The accompanying consolidated financial statements include the accounts of GeoVax, Inc. from inception together with those of GeoVax Labs, Inc. from September 28, 2006 (see Note 5).  All intercompany transactions have been eliminated in consolidation.

Development-Stage Enterprise

We are devoting all of our present efforts to research and development and GeoVax is a development stage enterprise as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities.  All losses accumulated since inception (June 27, 2001) have been considered as part of our development stage activities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.  Our cash and cash equivalents consist primarily of bank deposits and money market accounts.  The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization.  The components of property and equipment as of December 31, 2012 and 2011 are as follows:

	2012	2011
Laboratory equipment	$388,000	$388,000
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	532,290	532,290
Accumulated depreciation and amortization	(429,804)	(356,084)
Property and equipment, net	$102,486	$176,206

Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets which range from three to five years.  Amortization of leasehold improvements is computed using the straight-line method over the remaining term of the related lease.  Depreciation and amortization expense was $73,720, $84,131, and $94,887 during the years ended December 31, 2012, 2011 and 2010, respectively.

Other Assets

Other assets consist principally of license agreements for the use of technology obtained through the issuance of the Company’s common stock.  These license agreements are amortized on a straight line basis over ten years.  Amortization expense related to these agreements was $19,923, $24,886, and $24,886 during years ended December 31, 2012, 2011, and 2010, respectively, and is expected to be $10,000, $10,000, $-0-, $-0-, and $-0- for each of the next five years, respectively.

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets.  If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Liabilities

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not yet been billed by our third party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date in our financial statements. Examples of expenses for which we accrue include fees for professional services and fees owed to contract manufacturers in conjunction with the manufacture of vaccines for our clinical trials. We make these estimates based upon progress of activities related to contractual obligations and information received from vendors.

Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. All common share equivalents (which consist of options and warrants) are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled approximately 12.3 million, 2.8 million, and 2.0 million at December 31, 2012, 2011 and 2010, respectively.

Revenue Recognition

We recognize revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104, Revenue Recognition, (“SAB 104”). SAB 104 provides guidance in applying GAAP to revenue recognition issues, and specifically addresses revenue recognition for upfront, nonrefundable fees received in connection with research collaboration agreements.  During 2012, 2011 and 2010, our revenue consisted of grant funding received primarily from the NIH (see Note 3).  Revenue from this arrangement is approximately equal to the costs incurred and is recorded as income as the related costs are incurred.

Research and Development Expense

Research and development expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) fees paid to third-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (ii) costs related to sponsored research agreements, (iii) the costs to procure and manufacture materials used in clinical trials, (iv) laboratory supplies and facility-related expenses to conduct development, and (v) salaries, benefits, and share-based compensation for personnel.  These costs are charged to expense as incurred.

Patent Costs

Our expenditures relating to obtaining and protecting patents are charged to expense when incurred, and are included in general and administrative expense.

Period to Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not be relied upon as predictive of the results for future periods.  Certain prior year amounts have been reclassified to conform to the current year financial statement presentation.

Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized.

Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date.  Compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance.  Compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair value as calculated by the Black-Scholes option pricing model.  We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award.  See Note 6 for additional stock-based compensation information.

Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on our financial statements.

Note 3 - Government Grants	12 Months Ended
Dec. 31, 2012
Government Grants [Text Block]
3.           Government Grants

NIH Grants

In September 2007, the NIH awarded us an Integrated Preclinical/Clinical AIDS Vaccine Development (IPCAVD) grant to support our HIV/AIDS vaccine program.  We are utilizing this funding to further our HIV/AIDS vaccine development, optimization and production.  The original project period for the grant covered a five year period ending in August 2012, but was extended for an additional one year period.  The aggregate award totaled $20.4 million, with approximately $1.6 million remaining and available for use as of December 31, 2012.

In September 2012, the NIH awarded us an additional grant of $1.9 million to support development of versions of our HIV/AIDS vaccines to address the clade C subtype of the HIV virus prevalent in the developing world.  The project period of this grant covers a one year period ending in August 2013.  There is approximately $1.4 million from this grant remaining and available for use as of December 31, 2012.

We record revenue associated with these grants as the related costs and expenses are incurred and such revenue is reported as a separate line item in our statements of operations.  During 2012, 2011, and 2010, we recorded $2,657,327, $4,899,885, and $4,940,778, respectively, of revenue associated with these grants.

QTDP Grant

In November 2010, we were awarded a one-time grant of $244,479 pursuant to the Qualifying Therapeutic Discovery Project (QTDP) program enacted as part of the Patient Protection and Affordable Care Act of 2010.  The QTDP program was intended to provide incentive to smaller companies who are focusing on innovative therapeutic discoveries.  We received the full amount of the grant during 2010, which is recorded as revenue for 2010 in the accompanying Consolidated Statement of Operations.

Note 4 - Commitments	12 Months Ended
Dec. 31, 2012
Commitments Disclosure [Text Block]
4.           Commitments

Lease Agreements

We lease approximately 8,400 square feet of office and laboratory space located in Smyrna, Georgia (metropolitan Atlanta). Rent expense for the years ended December 31, 2012, 2011 and 2010 was $118,801, $119,255, and $118,988, respectively.  Future minimum lease payments pursuant to the 62 month lease total $125,180 in 2013 and $128,920 in 2014.

Other Commitments

In the normal course of business, we may enter into various firm purchase commitments related to production and testing of our vaccine material, conduct of clinical trials, and other research-related activities. As of December 31, 2012, we had approximately $510,000 of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in 2013.

Note 5 - 2006 Merger and Recapitalization	12 Months Ended
Dec. 31, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
5.           2006 Merger and Recapitalization

The Company was originally incorporated in June 1988 under the laws of Illinois as Dauphin Technology, Inc. (“Dauphin”).  Dauphin was unsuccessful and its operations were terminated in December 2003.  In September 2006, Dauphin completed a merger (the “Merger”) with GeoVax, Inc. which was incorporated under the laws of Georgia in June 2001.  As a result of the Merger, the shareholders of GeoVax, Inc. exchanged their shares of common stock for Dauphin common stock and GeoVax, Inc. became a wholly-owned subsidiary of Dauphin.  Dauphin then changed its name to GeoVax Labs, Inc. and replaced its officers and directors with those of GeoVax, Inc.  Subsequent to the Merger, the Company has not conducted any business other than GeoVax, Inc.’s business of developing human vaccines.  The Merger was accounted for under the purchase method of accounting as a reverse acquisition in accordance with GAAP. Under this method of accounting, Dauphin was treated as the acquired company and, accordingly, all financial information prior to the date of Merger presented in the accompanying consolidated financial statements, or in the notes herein, as well as any references to prior operations, are those of GeoVax, Inc.  In June 2008, the Company was reincorporated under the laws of Delaware.

Note 6 - Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
6.           Stockholders’ Equity

Series A Convertible Preferred Stock

Our Certificate of Incorporation authorizes us to issue up to 10,000,000 shares of preferred stock, $.01 par value.  In March 2012, we established from the authorized preferred stock a series of preferred stock, consisting of 2,200 shares of Series A Convertible Preferred Stock, $1,000 stated value (“Series A Preferred Shares”) and entered into a Securities Purchase Agreement (“SPA”) whereby we issued to three institutional investors (“Purchasers”) the Series A Preferred Shares for gross proceeds of $2.2 million.  Net proceeds to the Company from this transaction, after deduction of placement agent fees and other expenses, were approximately $2.0 million.

The Series A Preferred Shares may be converted at any time at the option of the Purchasers into shares of our common stock at a conversion price of $0.75 per share (“Conversion Price”), for an initial aggregate total of 2,933,333 shares of our common stock (“Conversion Shares”).  The Series A Preferred Shares have a liquidation preference equal to the initial purchase price, have no voting rights, and are not entitled to a dividend.  Through December 31, 2012, a total of 1,412 Series A Preferred Shares have been converted into 1,882,667 shares of our common stock.  As of December 31, 2012, there were 788 shares of Series A Preferred Shares outstanding, convertible into 1,050,667 shares of our common stock.

Pursuant to the terms of the SPA, we issued to each Purchaser Series A, B and C Warrants (collectively, the “Warrants”), each to purchase up to a number of shares of our common stock equal to 100% of the Conversion Shares underlying the Series A Preferred Shares (up to 2,933,333 shares in the aggregate for each of the three series of warrants, or 8,799,999 shares in total) (“Warrant Shares”).  The Series A Warrants have an exercise price of $1.00 per share, are exercisable immediately, and expire on March 21, 2017.  The Series B Warrants have an exercise price of $0.75 per share, are exercisable immediately, and expire on March 21, 2013. The Series C Warrants have an exercise price of $1.00 per share and expire on March 21, 2017, but only vest and become exercisable upon, and in proportion to, the exercise of the one-year Series B Warrants.  The Warrants contain anti-dilution provisions, which may, under certain circumstances, reduce the exercise price (but have no effect on the number of shares subject to the Warrants) if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the exercise price of the Warrants, or if we announce plans to do so.

In connection with the sale of the Series A Preferred Shares, we entered into a Registration Rights Agreement (“RRA”) with the Purchasers, pursuant to which we filed a registration statement with the Securities and Exchange Commission (“SEC”) on April 3, 2012 covering resale of the Conversion Shares and the Warrant Shares.   It was declared effective by the SEC on April 13, 2012

Accounting Treatment and Allocation of Proceeds.  We first assessed the Series A Preferred Shares under ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and determined such preferred stock not to be a liability under ASC 480.  We next assessed the preferred stock under ASC Topic 815. “Derivatives and Hedging” (“ASC 815”).  The preferred stock contains an embedded feature allowing an optional conversion by the holder into common stock which meets the definition of a derivative.  However, we believe that the preferred stock is an “equity host” (as described by ASC 815) for purposes of assessing the embedded derivative for potential bifurcation and determined that the optional conversion feature is clearly and closely associated to the preferred stock host; we therefore determined that the embedded derivative does not require bifurcation and separate recognition under ASC 815.  We then assessed the preferred stock under ASC Topic 470, “Debt” (“ASC 470”), and determined there to be a beneficial conversion feature (“BCF”) requiring recognition at its intrinsic value.  Since the conversion option of the preferred stock was immediately exercisable, the amount allocated to the BCF was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the preferred stock.  We also assessed the warrants issued in connection with the financing under ASC 815 and determined that they did not initially meet the definition of a derivative, but will require evaluation on an on-going basis.  As of December 31, 2012, we determined that the warrants still did not meet the definition of a derivative.

The following is a summary of the allocation of the net proceeds from the preferred stock financing, and reconciliation to the carrying value at December 31, 2012:

Net proceeds after transaction costs	$1,999,032
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	871,614
Conversions to common stock	(559,418)
Carrying value of preferred stock at December 31, 2012	$312,196

Common Stock Transactions

In February 2010, we issued 12,000 shares of our common stock in settlement of an obligation accrued at December 31, 2009 in the amount of $90,000.

During December 2011, we sold an aggregate of 658,520 shares of our common stock to a group of individual accredited investors (including members of our board of directors and management --see Note 9) for an aggregate purchase price of $441,210, $36,800 of which was received in January 2012 and is therefore reflected as a receivable (Other Current Asset) in the accompanying Consolidated Balance Sheet as of December 31, 2011.  We also issued to the investors warrants to purchase an aggregate of 987,783 shares of common stock at a price of $1.00 per share, which expire in December 2016.

During January 2012, we sold an aggregate of 407,999 shares of our common stock to a group of individual accredited investors (including members of our board of directors and management --see Note 9) for an aggregate purchase price of $273,360.  We also issued to the investors warrants to purchase an aggregate of 612,001 shares of common stock at a price of $1.00 per share, which expire in January 2017.

From time to time, we issue shares of our common stock to consultants or others in exchange for services.  During 2012, 2011 and 2010 we issued -0-, 129,245, and 10,500 shares, respectively, for such services; and we recorded general and administrative expense of $-0-, $150,000, and $53,813 during each respective period related to these issuances.

Stock Options

In 2006, we adopted the GeoVax Labs, Inc. 2006 Equity Incentive Plan (the “Stock Option Plan”) for the granting of qualified incentive stock options (“ISO’s”), nonqualified stock options, restricted stock awards or restricted stock bonuses to employees, officers, directors, consultants and advisors of the Company.  The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees).  Options granted under the Stock Option Plan have a maximum ten-year term and generally vest over three years.  The Company has reserved 1,200,000 shares of its common stock for issuance under the Stock Option Plan.

A summary of activity under the Stock Option Plan as of December 31, 2012, and changes during the year then ended is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	928,242	$5.43
Granted	238,500	0.70
Exercised	-	-
Forfeited or expired	(97,601)	4.02
Outstanding at December 31, 2012	1,069,141	$4.50	6.2	$-0-
Exercisable at December 31, 2012	698,995	$6.38	4.6	$-0-

Additional information concerning our stock options for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Weighted average fair value of options granted during the period	$0.59	$0.79	$2.95
Intrinsic value of options exercised during the period	-	-	-
Total fair value of options vested during the period	319,920	540,339	499,557

We use the Black-Scholes model for determining the grant date fair value of our stock option grants.  This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted.  The significant assumptions we used in our fair value calculations were as follows:

	2012	2011	2010
Weighted average risk-free interest rates	1.1%	1.4%	2.6%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs)	6.7	7	6.7
Expected volatility	105.2%	111.2%	112.9%

Stock-based compensation expense related to the Stock Option Plan was $310,076, $463,752, and $575,662 during the years ended December 31, 2012, 2011 and 2010, respectively.  Stock option expense is allocated to research and development expense or to general and administrative expense based on the related employee classifications and corresponds to the allocation of employee salaries.  For the three years ended December 31, 2012, stock option expense was allocated as follows:

	2012	2011	2010
General and administrative expense	$231,936	$284,352	$369,161
Research and development expense	78,140	179,400	206,501
Total stock option expense	$310,076	$463,752	$575,662

As of December 31, 2012, there was $271,901 of unrecognized compensation expense related to stock-based compensation arrangements.  The unrecognized compensation expense is expected to be recognized over a weighted average remaining period of 2.1 years.

Stock Purchase Warrants

We have issued stock purchase warrants in connection with financing transactions and also in exchange for services from consultants and others.  The following table presents a summary of stock purchase warrant transactions during the year ended December 31, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	1,870,559	$7.96
Issued – Series A Warrants (1)	2,933,333	1.00
Issued – Series B Warrants (1)	2,933,333	0.75
Issued – Series C Warrants (1)	2,933,333	1.00
Issued – Other Warrants (2)	612,001	1.00
Exercised	--	--
Forfeited or expired	(57,000)	7.00
Outstanding at December 31, 2012	11,225,559	$2.06
Exercisable at December 31, 2012	8,290,376	$2.44

(1)      See discussion under “Series A Convertible Preferred Stock” above.

(2)      See discussion under “Common Stock Transactions” above.

For stock purchase warrants issued to consultants or others in exchange for services, we record the related expense over the service period, or upon the date, that the service was rendered.  Expense associated with such compensatory warrants was $-0-, $7,119, and $121,057 during the years ended December 31, 2012, 2011 and 2010, respectively All such expense was allocated to general and administrative expense.  As of December 31, 2012, there was no unrecognized compensation expense related to compensatory warrants. .  In addition to compensatory warrant expense, during 2011 we recorded $152,126 of general and administrative expense associated with the extension of certain investor warrants which were due to expire in 2011 to 2013.  In January 2013, certain modifications were made to the terms of the Class B Warrants in exchange for the exercise of a portion of those warrants (see Note 11).

Note 7 - Retirement Plan	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
7.           Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the “401k Plan”) administered by a third party service provider; and the Company contributes to the 401k Plan on behalf of its employees based upon a matching formula.  During the years ended December 31, 2012, 2011 and 2010 our contributions to the 401k Plan were $50,500, $56,928, and $52,632, respectively.

Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
8.           Income Taxes

At December 31, 2012, we have a consolidated federal net operating loss (“NOL”) carryforward of approximately $69.8 million, available to offset against future taxable income which expires in varying amounts in 2013 through 2032.  Additionally, we have approximately $764,000 in research and development (“R&D”) tax credits that expire in 2022 through 2031 unless utilized earlier.  No income taxes have been paid to date.

As a result of the Merger discussed in Note 5, our NOL carryforward increased substantially due to the addition of historical NOL carryforwards for Dauphin Technology, Inc.  However, Section 382 of the Internal Revenue Code contains provisions that may limit our utilization of NOL and R&D tax credit carryforwards in any given year as a result of significant changes in ownership interests that have occurred in past periods or may occur in future periods.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of our deferred tax assets and liabilities included the following at December 31, 2012 and 2011:

	2012	2011
Deferred tax assets:
Net operating loss carryforward	$24,429,472	$24,872,082
Research and development tax credit carryforward	763,965	763,690
Stock-based compensation expense	2,097,194	1,991,769
Total deferred tax assets	27,290,631	27,627,541

Deferred tax liabilities
Depreciation	(16,125)	(36,311)
Total deferred tax liabilities	(16,125)	(36,311)

Net deferred tax assets	27,274,506	27,591,230
Valuation allowance	(27,274,506)	(27,591,230)
	$-	$-

We have established a full valuation allowance equal to the amount of our net deferred tax assets due to uncertainties with respect to our ability to generate sufficient taxable income to realize these assets in the future. A reconciliation of the income tax benefit on losses at the U.S. federal statutory rate to the reported income tax expense is as follows:

	2012	2011	2010
U.S. federal statutory rate applied to pretax loss	$(725,948)	$(797,921)	$(934,092)
Permanent differences	2,674	4,216	(77,200)
Research and development credits	-	32,675	59,959
Change in valuation allowance	723,274	761,030	951,333
Reported income tax expense	$-	$-	$-

Note 9 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
9.           Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to a license agreement for technology associated with the vaccines we are developing.  The expense associated with these ongoing patent cost reimbursements to Emory amounted to $89,885, $249,907, and $193,674 for the years ended December 31, 2012, 2011, and 2010, respectively.

In connection with our IPCAVD grant from the NIH (see Note 3), we have entered into two subcontracts with Emory for the purpose of conducting research and development activities related to the grant.  During 2012, 2011, and 2010, we recorded $552,403, $1,172,758, and $1,391,203, respectively, of expense associated with these subcontracts.  All amounts paid to Emory under these subcontracts are reimbursable to us pursuant to the NIH grant.

In March 2008, we entered into a consulting agreement with Donald Hildebrand, a former member of our Board of Directors and our former President & Chief Executive Officer, pursuant to which Mr. Hildebrand has provided business and technical advisory services to the Company.  The term of the consulting agreement, as amended, began on April 1, 2008 and ended on December 31, 2012.  During 2012, 2011, and 2010, we recorded $24,000, $24,000, and $57,600, respectively, of expense associated with the consulting agreement.

In December 2011 and January 2012, members of our management and Board of Directors participated in the private placement offering of our common stock and warrants (see Note 6), whereby they purchased an aggregate of 380,954 shares of our common stock for a total purchase price of $255,239 and received five-year warrants to purchase an additional 571,432 shares of our common stock exercisable at $1.00 per share.

Note 10 - Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
10.           Selected Quarterly Financial Data (unaudited)

A summary of selected quarterly financial data for 2012 and 2011 is as follows:

	2012 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$854,063	$705,698	$638,000	$459,566
Net loss	(730,513)	(497,763)	(296,779)	(610,085)
Net loss per share	(0.04)	(0.03)	(0.02)	(0.03)

	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$893,002	$1,753,033	$1,297,006	$956,844
Net loss	(606,282)	(211,344)	(375,852)	(1,153,348)
Net loss per share	(0.04)	(0.01)	(0.02)	(0.08)

Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
11.           Subsequent Events

Warrant Modification and Exercise

Effective January 17, 2013, we reduced the exercise price of our then-outstanding Series B Common Stock Purchase Warrants (see Note 6).  The exercise price for all the Series B Warrants was reduced from $0.75 to $0.60 per share.  The exercise price for the Series A Warrants and Series C Warrants that were issued concurrently with the Series B Warrants did not change.  In consideration for the reduction of the exercise price, the holders of the Series B Warrants immediately exercised 1,766,667 of the Series B Warrants for cash, resulting in total proceeds to the Company of $1,060,000.  The expiration date of Series B Warrants with respect to the remaining 1,166,667 shares was extended from March 21, 2013 to May 21, 2013.  In January 2013, we recorded general and administrative expense of $218,551 associated with the warrant modifications.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2012, 2011 and 2010

		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2012	$27,591,230	$796,237	$-	$(1,112,961)	$27,274,506
Year ended December 31, 2011	27,576,253	888,561	-	(873,584)	27,591,230
Year ended December 31, 2010	27,091,338	1,160,405	-	(675,490)	27,576,253

(1)	Deductions represent the effect of expiring NOL carryforwards from prior years.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation and Principles of Consolidation

Our primary business is conducted by our wholly-owned subsidiary, GeoVax, Inc. The accompanying consolidated financial statements include the accounts of GeoVax, Inc. from inception together with those of GeoVax Labs, Inc. from September 28, 2006 (see Note 5).  All intercompany transactions have been eliminated in consolidation.

Development-Stage Enterprise [Policy Text Block]
Development-Stage Enterprise

We are devoting all of our present efforts to research and development and GeoVax is a development stage enterprise as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities.  All losses accumulated since inception (June 27, 2001) have been considered as part of our development stage activities.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.  Our cash and cash equivalents consist primarily of bank deposits and money market accounts.  The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization.  The components of property and equipment as of December 31, 2012 and 2011 are as follows:

	2012	2011
Laboratory equipment	$388,000	$388,000
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	532,290	532,290
Accumulated depreciation and amortization	(429,804)	(356,084)
Property and equipment, net	$102,486	$176,206

Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized.  Depreciation is computed using the straight-line method over the estimated useful lives of the assets which range from three to five years.  Amortization of leasehold improvements is computed using the straight-line method over the remaining term of the related lease.  Depreciation and amortization expense was $73,720, $84,131, and $94,887 during the years ended December 31, 2012, 2011 and 2010, respectively.

Other Assets [Policy Text Block]
Other Assets

Other assets consist principally of license agreements for the use of technology obtained through the issuance of the Company’s common stock.  These license agreements are amortized on a straight line basis over ten years.  Amortization expense related to these agreements was $19,923, $24,886, and $24,886 during years ended December 31, 2012, 2011, and 2010, respectively, and is expected to be $10,000, $10,000, $-0-, $-0-, and $-0- for each of the next five years, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets.  If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Liabilities [Policy Text Block]
Accrued Liabilities

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not yet been billed by our third party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date in our financial statements. Examples of expenses for which we accrue include fees for professional services and fees owed to contract manufacturers in conjunction with the manufacture of vaccines for our clinical trials. We make these estimates based upon progress of activities related to contractual obligations and information received from vendors.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. All common share equivalents (which consist of options and warrants) are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled approximately 12.3 million, 2.8 million, and 2.0 million at December 31, 2012, 2011 and 2010, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

We recognize revenue in accordance with the SEC’s Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104, Revenue Recognition, (“SAB 104”). SAB 104 provides guidance in applying GAAP to revenue recognition issues, and specifically addresses revenue recognition for upfront, nonrefundable fees received in connection with research collaboration agreements.  During 2012, 2011 and 2010, our revenue consisted of grant funding received primarily from the NIH (see Note 3).  Revenue from this arrangement is approximately equal to the costs incurred and is recorded as income as the related costs are incurred.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expense

Research and development expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) fees paid to third-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (ii) costs related to sponsored research agreements, (iii) the costs to procure and manufacture materials used in clinical trials, (iv) laboratory supplies and facility-related expenses to conduct development, and (v) salaries, benefits, and share-based compensation for personnel.  These costs are charged to expense as incurred.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]	Patent Costs Our expenditures relating to obtaining and protecting patents are charged to expense when incurred, and are included in general and administrative expense.
Period to Period Comparisons [Policy Text Block]
Period to Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not be relied upon as predictive of the results for future periods.  Certain prior year amounts have been reclassified to conform to the current year financial statement presentation.

Income Tax, Policy [Policy Text Block]
Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled.  Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date.  Compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance.  Compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair value as calculated by the Black-Scholes option pricing model.  We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award.  See Note 6 for additional stock-based compensation information.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on our financial statements.

Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011
Laboratory equipment	$388,000	$388,000
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	532,290	532,290
Accumulated depreciation and amortization	(429,804)	(356,084)
Property and equipment, net	$102,486	$176,206

Note 6 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Allocation of Net Proceeds from Preferred Stock Financing [Table Text Block]
Net proceeds after transaction costs	$1,999,032
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	871,614
Conversions to common stock	(559,418)
Carrying value of preferred stock at December 31, 2012	$312,196

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	928,242	$5.43
Granted	238,500	0.70
Exercised	-	-
Forfeited or expired	(97,601)	4.02
Outstanding at December 31, 2012	1,069,141	$4.50	6.2	$-0-
Exercisable at December 31, 2012	698,995	$6.38	4.6	$-0-

Additional Information Concerning Stock Options [Table Text Block]
	2012	2011	2010
Weighted average fair value of options granted during the period	$0.59	$0.79	$2.95
Intrinsic value of options exercised during the period	-	-	-
Total fair value of options vested during the period	319,920	540,339	499,557

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011	2010
Weighted average risk-free interest rates	1.1%	1.4%	2.6%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs)	6.7	7	6.7
Expected volatility	105.2%	111.2%	112.9%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2012	2011	2010
General and administrative expense	$231,936	$284,352	$369,161
Research and development expense	78,140	179,400	206,501
Total stock option expense	$310,076	$463,752	$575,662

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	1,870,559	$7.96
Issued – Series A Warrants (1)	2,933,333	1.00
Issued – Series B Warrants (1)	2,933,333	0.75
Issued – Series C Warrants (1)	2,933,333	1.00
Issued – Other Warrants (2)	612,001	1.00
Exercised	--	--
Forfeited or expired	(57,000)	7.00
Outstanding at December 31, 2012	11,225,559	$2.06
Exercisable at December 31, 2012	8,290,376	$2.44

Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Net operating loss carryforward	$24,429,472	$24,872,082
Research and development tax credit carryforward	763,965	763,690
Stock-based compensation expense	2,097,194	1,991,769
Total deferred tax assets	27,290,631	27,627,541

Deferred tax liabilities
Depreciation	(16,125)	(36,311)
Total deferred tax liabilities	(16,125)	(36,311)

Net deferred tax assets	27,274,506	27,591,230
Valuation allowance	(27,274,506)	(27,591,230)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
U.S. federal statutory rate applied to pretax loss	$(725,948)	$(797,921)	$(934,092)
Permanent differences	2,674	4,216	(77,200)
Research and development credits	-	32,675	59,959
Change in valuation allowance	723,274	761,030	951,333
Reported income tax expense	$-	$-	$-

Note 10 - Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	2012 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$854,063	$705,698	$638,000	$459,566
Net loss	(730,513)	(497,763)	(296,779)	(610,085)
Net loss per share	(0.04)	(0.03)	(0.02)	(0.03)
	2011 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$893,002	$1,753,033	$1,297,006	$956,844
Net loss	(606,282)	(211,344)	(375,852)	(1,153,348)
Net loss per share	(0.04)	(0.01)	(0.02)	(0.08)

Note 2 - Summary of Significant Accounting Policies (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation (in Dollars)	$ 73,720	$ 84,131	$ 94,887
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	12.3	2.8	2
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Licensing Agreements [Member]
Finite-Lived Intangible Asset, Useful Life			10 years
Amortization of Intangible Assets (in Dollars)	19,923	24,886	24,886
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months (in Dollars)	10,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two (in Dollars)	10,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three (in Dollars)	0
Finite-Lived Intangible Assets, Amortization Expense, Year Four (in Dollars)	0
Finite-Lived Intangible Assets, Amortization Expense, Year Five (in Dollars)	$ 0

Note 2 - Summary of Significant Accounting Policies (Detail) - Property and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 532,290	$ 532,290
Accumulated depreciation and amortization	(429,804)	(356,084)
Property and equipment, net	102,486	176,206
Laboratory Equipment [Member]
Property and equipment, gross	388,000	388,000
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605
Other Furniture, Fixtures and Equipment [Member]
Property and equipment, gross	$ 28,685	$ 28,685

Note 3 - Government Grants (Detail) (USD $)	3 Months Ended								12 Months Ended			138 Months Ended	12 Months Ended	59 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Aug. 31, 2013 First NIH Grant [Member]	Aug. 31, 2012 First NIH Grant [Member]	Dec. 31, 2012 First NIH Grant [Member]	Aug. 31, 2013 Second NIH Grant [Member]	Dec. 31, 2012 Second NIH Grant [Member]	Dec. 31, 2012 NIH Grants [Member]	Dec. 31, 2011 NIH Grants [Member]	Dec. 31, 2010 NIH Grants [Member]	Dec. 31, 2010 QTDP Grant [Member]
Project Period Covered by Grants														5 years		1 year
Project Extension Period													1 year
Grant Award														$ 20,400,000		$ 1,900,000					$ 244,479
Unused Grant Funds															1,600,000		1,400,000
Revenue from Grants	$ 459,566	$ 638,000	$ 705,698	$ 854,063	$ 956,844	$ 1,297,006	$ 1,753,033	$ 893,002	$ 2,657,327	$ 4,899,885	$ 5,185,257	$ 22,969,019						$ 2,657,327	$ 4,899,885	$ 4,940,778

Note 4 - Commitments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010
Area of Real Estate Property (in Square feet)	8,400
Operating Leases, Rent Expense	$ 118,801	$ 119,255	$ 118,988
Operating Lease, Term of Lease	62 months
Operating Leases, Future Minimum Payments Due, Next Twelve Months	125,180
Operating Leases, Future Minimum Payments, Due in Two Years	128,920
Unrecorded Unconditional Purchase Obligation	$ 510,000

Note 6 - Stockholders' Equity (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended											138 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended									1 Months Ended		12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2006 Stock Options [Member]	Dec. 31, 2012 Series A Warrants [Member]		Jan. 31, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	Jan. 17, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series C Warrants [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2011 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2010 General and Administrative Expense [Member] Common Stock Issued for Services [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2011 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2010 General and Administrative Expense [Member] Compensatory Warrants [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2010 General and Administrative Expense [Member]	Jan. 31, 2012 Individual Accredited Investors [Member]	Dec. 31, 2011 Individual Accredited Investors [Member]	Dec. 31, 2006 Maximum [Member]
Preferred Stock, Shares Authorized		10,000,000	10,000,000	10,000,000										10,000,000											2,200	2,200
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01										$ 0.01
(in Dollars per share)																									$ 1,000	$ 1,000		$ 0
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)		$ 1,999,032	$ 1,999,032											$ 2,727,475												$ 2,200,000
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																										2,000,000
Convertible Preferred Stock, Conversion Price Per Share (in Dollars per share)																											$ 0.75
Convertible Preferred Stock, Total Conversion Shares																									1,050,667	1,050,667	2,933,333
Number of Preferred Shares Converted into Common Stock																									1,412
Stock Issued During Period, Shares, Conversion of Convertible Securities																									1,882,667
Preferred Stock, Shares Outstanding																									788	788		0
Class of Warrant or Right, Percentage of Conversion Shares Could Be Purchased																									100.00%	100.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																			2,933,333			2,933,333		2,933,333	8,799,999	8,799,999
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																			1			0.75	0.6	1
Stock Issued During Period, Shares, New Issues (in Shares)	12,000																																					407,999	658,520
Other Accrued Liabilities, Current (in Dollars)						90,000
Stock Issued During Period, Value, New Issues (in Dollars)			273,360	441,210	90,000	1,520,000	1,771,091	3,162,950			239,919	2,459,609	470																									273,360	441,210
Proceeds from Issuance of Common Stock (in Dollars)			310,160	404,410					500,000	1,500,000	750,000			15,836,468																								36,800
(in Dollars)																			2,933,333	[1]		2,933,333 [1]		2,933,333 [1]															987,783
Warrants Issued During Period, Exercise Price (in Dollars per share)																																						$ 1	$ 1
Number of Warrants Issued During Period																																						612,001
Stock Issued During Period, Shares, Issued for Services			0	129,245	10,500
Allocated Share-based Compensation Expense (in Dollars)			310,076	463,752	575,662																								0	150,000	53,813	0	7,119	121,057	231,936	284,352	369,161
Minimum Option Exercise Price as Percentage of Fair Value of ISO's Granted to Certain Employees									110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 255 days	7 years	6 years 255 days																																			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									1,200,000
Share-based Compensation (in Dollars)			310,076	772,997	750,532									6,669,815	310,076	463,752	575,662
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)		271,901	271,901											271,901
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			2 years 36 days
Other General and Administrative Expense (in Dollars)				$ 152,126																	$ 218,551

[1]	See discussion under "Series A Convertible Preferred Stock" above.

Note 6 - Stockholders' Equity (Detail) - Allocation of Net Proceeds from Preferred Stock Financing (USD $)	9 Months Ended	12 Months Ended	138 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2012
Net proceeds after transaction costs	$ 1,999,032	$ 1,999,032	$ 2,727,475
Less: Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Carrying value	312,196	312,196	312,196	871,614
Conversions to common stock	$ (559,418)

Note 6 - Stockholders' Equity (Detail) - Stock Option Activity (USD $)	12 Months Ended
Dec. 31, 2012
Outstanding at December 31, 2011	928,242
Outstanding at December 31, 2011 (in Dollars per share)	$ 5.43
Granted	238,500
Granted (in Dollars per share)	$ 0.7
Exercised	0
Exercised (in Dollars per share)	$ 0
Forfeited or expired	(97,601)
Forfeited or expired (in Dollars per share)	$ 4.02
Outstanding at December 31, 2012	1,069,141
Outstanding at December 31, 2012 (in Dollars per share)	$ 4.5
Outstanding at December 31, 2012	6 years 73 days
Outstanding at December 31, 2012 (in Dollars)	$ 0
Exercisable at December 31, 2012	698,995
Exercisable at December 31, 2012 (in Dollars per share)	$ 6.38
Exercisable at December 31, 2012	4 years 219 days
Exercisable at December 31, 2012 (in Dollars)	$ 0

Note 6 - Stockholders' Equity (Detail) - Additional Information Concerning Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average fair value of options granted during the period (in Dollars per share)	$ 0.59	$ 0.79	$ 2.95
Total fair value of options vested during the period	$ 319,920	$ 540,339	$ 499,557

Note 6 - Stockholders' Equity (Detail) - Significant Assumptions Used in Fair Value Calculations	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average risk-free interest rates	1.10%	1.40%	2.60%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of option (yrs)	6 years 255 days	7 years	6 years 255 days
Expected volatility	105.20%	111.20%	112.90%

Note 6 - Stockholders' Equity (Detail) - Stock-based Compensation Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock option expense	$ 310,076	$ 463,752	$ 575,662
General and Administrative Expense [Member]
Stock option expense	231,936	284,352	369,161
Research and Development Expense [Member]
Stock option expense	$ 78,140	$ 179,400	$ 206,501

Note 6 - Stockholders' Equity (Detail) - Stock Purchase Warrant Transactions (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012
Outstanding at December 31, 2011 (in Shares)		1,870,559
Outstanding at December 31, 2011		$ 7.96
Exercised (in Shares)		0
Exercised		$ 0
Forfeited or expired (in Shares)		(57,000)
Forfeited or expired		$ 7
Outstanding at December 31, 2012 (in Shares)		11,225,559
Outstanding at December 31, 2012		$ 2.06
Exercisable at December 31, 2012 (in Shares)		8,290,376
Exercisable at December 31, 2012		$ 2.44
Series A Warrants [Member]
Number of Shares (in Dollars)		$ 2,933,333	[1]
Weighted Average Exercise Price		$ 1	[1]
Series B Warrants [Member]
Number of Shares (in Dollars)		2,933,333	[1]
Weighted Average Exercise Price		$ 0.75	[1]
Exercised (in Shares)	1,766,667
Series C Warrants [Member]
Number of Shares (in Dollars)		2,933,333	[1]
Weighted Average Exercise Price		$ 1	[1]
Other Warrants [Member]
Number of Shares (in Dollars)		$ 612,001	[2]
Weighted Average Exercise Price		$ 1	[2]

[1]	See discussion under "Series A Convertible Preferred Stock" above.
[2]	See discussion under "Common Stock Transactions" above.

Note 7 - Retirement Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 50,500	$ 56,928	$ 52,632

Note 8 - Income Taxes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 69,800,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 763,965	$ 763,690

Note 8 - Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforward	$ 24,429,472	$ 24,872,082
Research and development tax credit carryforward	763,965	763,690
Stock-based compensation expense	2,097,194	1,991,769
Total deferred tax assets	27,290,631	27,627,541
Deferred tax liabilities
Depreciation	(16,125)	(36,311)
Total deferred tax liabilities	(16,125)	(36,311)
Net deferred tax assets	27,274,506	27,591,230
Valuation allowance	$ (27,274,506)	$ (27,591,230)

Note 8 - Income Taxes (Detail) - Reconciliation of the Income Tax Benefit (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. federal statutory rate applied to pretax loss	$ (725,948)	$ (797,921)	$ (934,092)
Permanent differences	2,674	4,216	(77,200)
Research and development credits		32,675	59,959
Change in valuation allowance	$ 723,274	$ 761,030	$ 951,333

Note 9 - Related Party Transactions (Detail) (USD $)	1 Months Ended	12 Months Ended					138 Months Ended	1 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jan. 31, 2012 Members of Board of Directors and Management [Member]	Dec. 31, 2012 Ongoing Patent Cost Reimbursements [Member]	Dec. 31, 2011 Ongoing Patent Cost Reimbursements [Member]	Dec. 31, 2010 Ongoing Patent Cost Reimbursements [Member]	Sep. 30, 2012 Research Agreements [Member]	Dec. 31, 2011 Research Agreements [Member]	Dec. 31, 2010 Research Agreements [Member]	Dec. 31, 2012 Consulting Agreement [Member]	Dec. 31, 2011 Consulting Agreement [Member]	Dec. 31, 2010 Consulting Agreement [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 89,885	$ 249,907	$ 193,674	$ 552,403	$ 1,172,758	$ 1,391,203	$ 24,000	$ 24,000	$ 57,600
Stock Issued During Period, Shares, New Issues (in Shares)	12,000							380,954
Proceeds from Issuance of Common Stock		$ 310,160	$ 404,410	$ 500,000	$ 1,500,000	$ 750,000	$ 15,836,468	$ 255,239
Class of Warrant or Right, Purchase Period								5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								571,432
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)								1

Note 10 - Selected Quarterly Financial Data (unaudited) (Detail) - Selected Quarterly Financial Data (USD $)	3 Months Ended								6 Months Ended	12 Months Ended											138 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012
Revenue from grants	$ 459,566	$ 638,000	$ 705,698	$ 854,063	$ 956,844	$ 1,297,006	$ 1,753,033	$ 893,002		$ 2,657,327	$ 4,899,885	$ 5,185,257									$ 22,969,019
Net loss	$ (610,085)	$ (296,779)	$ (497,763)	$ (730,513)	$ (1,153,348)	$ (375,852)	$ (211,344)	$ (606,282)	$ (170,592)	$ (2,135,140)	$ (2,346,826)	$ (2,747,328)	$ (3,284,252)	$ (3,728,187)	$ (4,241,796)	$ (584,166)	$ (1,611,086)	$ (2,351,828)	$ (947,804)	$ (618,137)	$ (24,767,142)
Net loss per share (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.02)	$ (0.01)	$ (0.04)

Note 11 - Subsequent Events (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Series B Warrants [Member]	Jan. 17, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)				0.6	0.75
Class of Warrant or Right, Exercises	0		1,766,667
Proceeds from Warrant Exercises (in Dollars)			$ 1,060,000
Class of Warrant or Right, Number of Remaining Shares Whose Expiration Was Extended				1,166,667
Other General and Administrative Expense (in Dollars)		$ 152,126	$ 218,551

Schedule II - Valuation and Qualifying Accounts (Detail) - Valuation and Qualifying Accounts (Valuation Allowance of Deferred Tax Assets [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets [Member]
Balance at Beginning Of Period	$ 27,591,230		$ 27,576,253		$ 27,091,338
Charged to Costs and Expenses	796,237		888,561		1,160,405
Deductions	(1,112,961)	[1]	(873,584)	[1]	(675,490)	[1]
Balance at End Of Period	$ 27,274,506		$ 27,591,230		$ 27,576,253

[1]	Deductions represent the effect of expiring NOL carryforwards from prior years.